TAXATION	12 Months Ended
Dec. 31, 2017
TAXATION
TAXATION

21.           TAXATION

(a)  Deferred income tax liability

The tax effects of temporary differences between amounts recorded in the Company’s accounts and the corresponding amounts as computed for income tax purposes gives rise to deferred tax assets (liabilities) as follows:

	December 31,	December 31,
	2017	2016
Tax loss carry forwards	$53,266	$26,313
Long term debt	22,525	19,584
Financing costs	4,288	4,367
Decommissioning and restoration provision	4,978	3,556
Investment tax credits	6,545	—
Other	756	382
Mineral interests	(91,394)	(54,202)
Inventories	(964)	—

	$—	$—

Deductible temporary differences for which no deferred tax assets are recognized are as follows:

	December 31,	December 31,
	2017	2016
Tax loss carry forwards	$59,472	$6,663
Investment tax credits	—	6,199
Other	68	3,548
Provincial mining tax attributes	16,408	—

	$75,948	$16,410

The Company has tax losses in Canada of approximately $256,463 (2016 - $107,865) expiring in periods from 2030 to 2037. The Company also has investment tax credits totaling approximately $8,965 (2016 - $8,376).

(b)   Income tax (recovery) expense

The Company’s tax (recovery) expense is comprised of the following:

	For the year ended
	December 31,	December 31,
	2017	2016
Current tax expense	$1,621	$—
Deferred tax recovery	(7,022)	(19,780)

	$(5,401)	$(19,780)

The provision for income taxes differs from the amount calculated using the Canadian federal and provincial statutory income tax rates of 26% as follows:

	For the year ended
	December 31,	December 31,
	2017	2016
Expected tax (recovery) expense	$(5,680)	$(21,058)
Change in income tax rates	(574)	—
Provincial mining taxes	1,621	—
Change in unrecognized temporary differences	7,679	1,732
Share-based compensation and other items	988	620
Flow-through shares	842	969
Flow-through share premium	(574)	(661)
Impact of foreign exchange on CAD denominated tax attributes	(12,550)	—
Permanent differences and other	2,847	(1,382)

	$(5,401)	$(19,780)

A deferred income tax asset has not been recognized in respect of the differences, as it is not probable that sufficient future taxable earnings will be available to realize such assets.